Fair Value Measurements - Summary of Assets Measured at Fair Value On a Recurring Basis (Detail) - USD ($)	Sep. 30, 2023	Aug. 31, 2023	Jun. 02, 2023	May 19, 2023	Apr. 27, 2023	Mar. 29, 2023	Jan. 26, 2023	Dec. 31, 2022
Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 1,653,337	$ 204,457	$ 484,828	$ 160,231	$ 153,288	$ 492,943	$ 119,391	$ 0
Marketable Securities Held in Trust Account [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 85,132,545							$ 239,149,736